Property and equipment - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in property, plant and equipment [abstract]
As of beginning of period	$ 41	$ 31
Additions	512	30
Amortization	(159)	(20)
Derecognition of right-of-use asset	(301)
Net book value	93	41
Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	169
Net book value	675	169
Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(128)
Net book value	(281)	(128)
Derecognition of right-of-use asset
Changes in property, plant and equipment [abstract]
Net book value	(301)
Computer equipment and software
Changes in property, plant and equipment [abstract]
As of beginning of period	39	28
Additions	87	30
Amortization	(33)	(19)
Derecognition of right-of-use asset	0
Net book value	93	39
Computer equipment and software | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	94
Net book value	175	94
Computer equipment and software | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(55)
Net book value	(82)	(55)
Computer equipment and software | Derecognition of right-of-use asset
Changes in property, plant and equipment [abstract]
Net book value	0
Office equipment and furniture
Changes in property, plant and equipment [abstract]
As of beginning of period	2	3
Additions	0	0
Amortization	(2)	(1)
Derecognition of right-of-use asset	0
Net book value	0	2
Office equipment and furniture | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	41
Net book value	41	41
Office equipment and furniture | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(39)
Net book value	(41)	(39)
Office equipment and furniture | Derecognition of right-of-use asset
Changes in property, plant and equipment [abstract]
Net book value	0
Leasehold improvements
Changes in property, plant and equipment [abstract]
As of beginning of period	0	0
Additions	0	0
Amortization	0	0
Derecognition of right-of-use asset	0
Net book value	0	0
Leasehold improvements | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	34
Net book value	34	34
Leasehold improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	(34)
Net book value	(34)	(34)
Leasehold improvements | Derecognition of right-of-use asset
Changes in property, plant and equipment [abstract]
Net book value	0
Right-of-use Asset
Changes in property, plant and equipment [abstract]
As of beginning of period	0	0
Additions	425	0
Amortization	(124)	0
Derecognition of right-of-use asset	(301)
Net book value	0	0
Right-of-use Asset | Cost
Changes in property, plant and equipment [abstract]
As of beginning of period	0
Net book value	425	0
Right-of-use Asset | Accumulated amortization
Changes in property, plant and equipment [abstract]
As of beginning of period	0
Net book value	(124)	$ 0
Right-of-use Asset | Derecognition of right-of-use asset
Changes in property, plant and equipment [abstract]
Net book value	$ (301)